Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 5,121	$ 5,284	$ 4,718
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	(21)	635	(1,148)
Net gains (losses) on hedges of investments in foreign operations	(10)	(349)	772
Other comprehensive income, net of tax, exchange differences on translation	(31)	286	(376)
AFS debt and equity securities
Net gains (losses) on AFS debt and equity securities			6
Net (gains) losses reclassified to net income			(107)
Other comprehensive income, net of tax, available-for-sale financial assets			(101)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	244	(142)
Net gains (losses) on Debt securities Reclassified to Net Income Loss	(28)	(29)
Other comprehensive income, net of tax, debt securities	216	(171)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	137	(25)	70
Net (gains) losses reclassified to net income	(6)	(26)	(60)
Other comprehensive income, net of tax, cash flow hedges	131	(51)	10
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	(220)	226	139
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	28	(2)	(10)
Net gains (losses) on equity securities designated at FVOCI	(2)	29
Total OCI	122	317	(338)
Comprehensive income	5,243	5,601	4,380
Comprehensive income attributable to non-controlling interests	25	17	19
Preferred shareholders	111	89	52
Common shareholders	5,107	5,495	4,309
Comprehensive income attributable to equity shareholders	5,218	5,584	4,361
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(31)	42
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations	(16)	43	(170)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income	(16)	12	(128)
AFS debt and equity securities
Income tax (expense) benefit, Net gains (losses) on AFS debt and equity securities			(23)
Income tax (expense) benefit, Net (gains) losses reclassified to net income			36
Income tax (expense) benefit relating to available-for-sale financial assets of other comprehensive income			13
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	(36)	18
Income tax (expense) benefit, Net (gains) losses reclassified to net income	10	8
Income tax (expense) benefit relating to debt securities of other comprehensive income	(26)	26
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	(49)	8	(23)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	2	9	22
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income	(47)	17	(1)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	77	(87)	(54)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(10)	1	4
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(11)
Income tax (expense) benefit relating to components of other comprehensive income	$ (22)	$ (42)	$ (166)